INCOME TAX - Company's net deferred tax liability (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset (liability)
Startup and organizational expenses	$ 148,348
Unrealized gain on marketable securities	(976)	$ (9,657)
Deferred tax asset (liability)	147,372	(9,657)
Valuation Allowance	(148,348)
Deferred tax asset (liability), net of allowance	$ (976)	$ (9,657)